Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Abacus FCF International Leaders ETF | Abacus FCF International Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.55%	17.39%	(24.32%)	17.03%	18.83%	24.04%	(16.77%)
Abacus FCF Leaders ETF | Abacus FCF Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.25%	22.93%	(14.48%)	30.69%	18.06%	25.95%	(5.99%)	25.60%
Abacus FCF Small Cap Leaders ETF | Abacus FCF Small Cap Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.29%	26.78%	(19.78%)
Abacus FCF Innovation Leaders ETF | Abacus FCF Innovation Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	31.92%	27.00%	(24.05%)	18.64%
Abacus Flexible Bond Leaders ETF | Abacus Flexible Bond Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.32%	7.71%	(14.40%)	1.28%
Abacus FCF Real Assets Leaders ETF | Abacus FCF Real Assets Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.21%	19.01%	7.53%